INVESTMENTS - Change of investments (Details) R$ in Thousands, $ in Thousands		12 Months Ended
	Jul. 22, 2016	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)
CHANGES IN INVESTMENTS
Balance at the beginning of the period		$ 27,070,828	R$ 27,070,828	R$ 21,267,137	R$ 18,700,310
Capital contribution/Disposal		505,393		3,245,945	1,582,677
Other Comprehensive Income		(166,639)		(112,781)	197,936
Capitalization of AFAC		1,024,336		839,569	312,255
Gain/Losses of Capital		380,322		(540,098)	762,761
Dividends and Interest on Equity		(950,267)		(556,397)	(433,864)
Equity profit (loss)		1,550,229		3,015,285	(150,264)
Divestiture				(87,831)	295,326
Balance at the end of the period		$ 29,421,729	29,421,729	27,070,828	21,267,137
CEEE-GT
CHANGES IN INVESTMENTS
Balance at the beginning of the period			676,332	448,274	449,336
Other Comprehensive Income				(73,004)	(16,795)
Equity profit (loss)				301,062	1,560
Divestiture					14,173
Balance at the end of the period				676,332	448,274
EMAE
CHANGES IN INVESTMENTS
Balance at the beginning of the period			292,355	307,195	275,214
Capital contribution/Disposal			157
Other Comprehensive Income			4,320	(31,068)	9,271
Dividends and Interest on Equity			(13,388)	3,211	(1,416)
Equity profit (loss)			48,112	13,017
Divestiture					24,126
Balance at the end of the period			331,556	292,355	307,195
CTEEP
CHANGES IN INVESTMENTS
Balance at the beginning of the period			2,592,701	942,732	946,187
Capital contribution/Disposal				1,116
Other Comprehensive Income					(949)
Capitalization of AFAC				56,854
Gain/Losses of Capital				(22,888)
Dividends and Interest on Equity			(180,287)	(89,171)	(120,648)
Equity profit (loss)			1,073,571	1,704,057
Divestiture					118,142
Balance at the end of the period			3,485,985	2,592,701	942,732
CEMAR
CHANGES IN INVESTMENTS
Balance at the beginning of the period			729,888	653,419	554,817
Dividends and Interest on Equity			(73,144)	(57,661)	(23,176)
Equity profit (loss)			164,267	134,130
Divestiture					121,778
Balance at the end of the period			821,010	729,888	653,419
LAJEADO ENERGIA
CHANGES IN INVESTMENTS
Balance at the beginning of the period			218,262	219,173
Capital contribution/Disposal				(1)
Other Comprehensive Income			5
Dividends and Interest on Equity			(179,631)	(59,291)
Equity profit (loss)			25,468	58,381
Balance at the end of the period			64,103	218,262	219,173
CEB Lajeado
CHANGES IN INVESTMENTS
Balance at the beginning of the period			72,989	80,353	71,723
Other Comprehensive Income			3	(2)	11
Capitalization of AFAC			(13,372)
Dividends and Interest on Equity			(22,745)	(21,501)	(8,966)
Equity profit (loss)			12,277	14,139
Divestiture					17,586
Balance at the end of the period			49,153	72,989	80,353
Paulista Lajeado
CHANGES IN INVESTMENTS
Balance at the beginning of the period			26,143	23,507	18,119
Dividends and Interest on Equity			(6,168)	(1,739)	925
Equity profit (loss)			10,460	4,375
Divestiture					4,463
Balance at the end of the period			30,436	26,143	23,507
ENERGISA MT
CHANGES IN INVESTMENTS
Balance at the beginning of the period			394,774	385,318	376,031
Other Comprehensive Income				(1,146)	587
Gain/Losses of Capital				(17,536)
Dividends and Interest on Equity				(4,555)	(4,218)
Equity profit (loss)				32,694
Divestiture					12,918
Balance at the end of the period				394,774	385,318
EAPSA - Energetica Aguas da Pedra S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period			216,294	208,795	184,632
Capital contribution/Disposal					2,450
Gain/Losses of Capital					2,450
Dividends and Interest on Equity			(35,215)	(47,313)	(3,455)
Equity profit (loss)			43,589	54,812
Divestiture					22,718
Balance at the end of the period			224,668	216,294	208,795
Mangue Seco 2
CHANGES IN INVESTMENTS
Balance at the beginning of the period			17,934	16,889
Dividends and Interest on Equity			(959)	(191)
Equity profit (loss)			1,619	1,236
Balance at the end of the period			18,594	17,934	16,889
CHC
CHANGES IN INVESTMENTS
Balance at the beginning of the period				98,514	79,081
Other Comprehensive Income				(8,713)	33,187
Equity profit (loss)				(1,969)
Divestiture				(87,831)	(13,753)
Balance at the end of the period					98,514
Norte Energia (Belo Monte)
CHANGES IN INVESTMENTS
Balance at the beginning of the period			5,358,861	3,469,789	2,676,578
Capital contribution/Disposal			405,068	1,399,201	245,249
Capitalization of AFAC			173,700	600,000	245,249
Gain/Losses of Capital					326,671
Equity profit (loss)			(68,926)	(110,129)
Divestiture					(23,958)
Balance at the end of the period			5,868,703	5,358,861	3,469,789
INAMBARI
CHANGES IN INVESTMENTS
Balance at the beginning of the period			101	115	164
Other Comprehensive Income					1
Equity profit (loss)				(14)
Divestiture					(50)
Balance at the end of the period				101	115
Rouar
CHANGES IN INVESTMENTS
Balance at the beginning of the period			97,157	111,775	70,044
Other Comprehensive Income			1,679	(18,751)	34,202
Equity profit (loss)			6,577	4,133
Divestiture					7,529
Balance at the end of the period			105,413	97,157	111,775
Madeira Energia S.A. (MESA)
CHANGES IN INVESTMENTS
Balance at the beginning of the period			2,503,260	2,896,068	2,724,068
Capital contribution/Disposal				152,100	164,970
Gain/Losses of Capital				(304,200)
Equity profit (loss)			(425,685)	(240,708)
Divestiture					7,030
Balance at the end of the period			2,077,575	2,503,260	2,896,068
ESBR Participacoes S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period			3,331,923	2,807,626	2,907,364
Capital contribution/Disposal					180,000
Equity profit (loss)			(34,782)	524,297
Divestiture					(279,738)
Balance at the end of the period			3,297,141	3,331,923	2,807,626
Interligacao Eletrica do Madeira S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period			1,090,107	912,098	822,342
Dividends and Interest on Equity			30,629	(31,069)	(27,991)
Equity profit (loss)			193,778	209,078
Divestiture					117,747
Balance at the end of the period			1,314,514	1,090,107	912,098
Norte Brasil Transmissora de Energia S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period			975,886	887,528	842,103
Equity profit (loss)			70,286	88,358
Divestiture					45,425
Balance at the end of the period			1,046,172	975,886	887,528
Manaus Transmissora de Energia S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period			650,961	621,873	547,784
Capital contribution/Disposal					17,420
Gain/Losses of Capital					26,800
Dividends and Interest on Equity			1,389	(3,885)	(50)
Equity profit (loss)			38,671	32,973
Divestiture					29,919
Balance at the end of the period			691,021	650,961	621,873
Enerpeixe S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period			375,174	561,282	555,860
Capital contribution/Disposal			(100,000)
Gain/Losses of Capital				(140,000)
Dividends and Interest on Equity			(40,680)	(96,630)	(62,685)
Equity profit (loss)			57,508	50,522
Divestiture					68,107
Balance at the end of the period			292,002	375,174	561,282
TELES PIRES PARTICIPACOES
CHANGES IN INVESTMENTS
Balance at the beginning of the period			799,926	662,564	496,425
Capital contribution/Disposal			78,396	196,982	252,278
Equity profit (loss)			(113,763)	(59,620)
Divestiture					(86,139)
Balance at the end of the period			764,559	799,926	662,564
Chapecoense Geracao S.A. (Chapecoense)
CHANGES IN INVESTMENTS
Balance at the beginning of the period			493,555	415,501	364,522
Dividends and Interest on Equity			(211,674)	(24,625)	(22,288)
Equity profit (loss)			108,100	102,679
Divestiture					73,267
Balance at the end of the period			389,981	493,555	415,501
Belo Monte Transmissora de Energia
CHANGES IN INVESTMENTS
Balance at the beginning of the period			1,069,359	391,058	12,081
Capital contribution/Disposal			382,689	667,869	194,040
Gain/Losses of Capital					194,040
Dividends and Interest on Equity			(3,955)
Equity profit (loss)			29,926	10,432
Divestiture					(9,103)
Balance at the end of the period			1,478,019	1,069,359	391,058
Interligacao Eletrica Garanhuns S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period			360,072	318,972	181,526
Capital contribution/Disposal				735	116,865
Dividends and Interest on Equity			9,891	(4,111)	(5,780)
Equity profit (loss)			(13,661)	44,476
Divestiture					26,361
Balance at the end of the period			356,302	360,072	318,972
MATA DE SANTA GENEBRA
CHANGES IN INVESTMENTS
Balance at the beginning of the period			230,685	30,336
Capital contribution/Disposal			180,079	207,084
Capitalization of AFAC			30,000
Dividends and Interest on Equity			(3,251)
Equity profit (loss)			21,656	(6,735)
Balance at the end of the period			459,169	230,685	30,336
Goias Transmissao S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period			170,313	190,245	138,436
Dividends and Interest on Equity			(6,054)		(14,757)
Equity profit (loss)			17,222	(19,932)
Divestiture					66,566
Balance at the end of the period			181,481	170,313	190,245
Empresa de Energia Sao Manoel
CHANGES IN INVESTMENTS
Balance at the beginning of the period			418,460	103,314	(594)
Capital contribution/Disposal			233,330	418,987	105,667
Equity profit (loss)			(2,059)	(103,841)
Divestiture					(1,759)
Balance at the end of the period			649,731	418,460	103,314
Companhia Energtica Sinop S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period			430,751	179,052	177,772
Capital contribution/Disposal			322,028	127,489
Capitalization of AFAC				127,488
Equity profit (loss)			(213,281)	(3,278)
Divestiture					1,280
Balance at the end of the period			539,498	430,751	179,052
STN - Sistema de Transmissao Nordeste S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period			202,898	176,941	163,434
Dividends and Interest on Equity			(21,430)	(50,837)	(31,968)
Equity profit (loss)			35,273	76,794
Divestiture					45,475
Balance at the end of the period			216,741	202,898	176,941
INTESA - Integracao Transmissora de Energia S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period			201,033	175,572
Dividends and Interest on Equity			(19,214)	(6,263)
Equity profit (loss)			28,773	31,724
Balance at the end of the period			210,592	201,033	175,572
Transnorte Energia S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period			148,748	148,373	51,656
Gain/Losses of Capital					106,330
Equity profit (loss)			(295)	375
Divestiture					(9,613)
Balance at the end of the period			148,453	148,748	148,373
Chapada Piaui II Holding S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period			117,701	142,187
Capital contribution/Disposal			26,919
Equity profit (loss)			(6,905)	(24,486)
Balance at the end of the period			137,715	117,701	142,187
MGE Transmissao S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period			111,344	136,755	118,953
Capitalization of AFAC					1,960
Dividends and Interest on Equity			(3,971)		(4,634)
Equity profit (loss)			7,666	(25,411)
Divestiture					20,476
Balance at the end of the period			115,039	111,344	136,755
TSBE - Transmissora Sul Brasileira de Energia S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period			277,474	270,252	275,960
Capital contribution/Disposal					16,000
Dividends and Interest on Equity					2,660
Equity profit (loss)			(20,033)	7,222
Divestiture					(24,368)
Balance at the end of the period			257,441	277,474	270,252
Transenergia Renovavel S.A. (Transenergia)
CHANGES IN INVESTMENTS
Balance at the beginning of the period			153,390	128,418	96,813
Dividends and Interest on Equity			1,541	(4,703)	(7,172)
Equity profit (loss)			(433)	29,675
Divestiture					38,777
Balance at the end of the period			154,498	153,390	128,418
Retiro Baixo Energetica S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period			127,229	121,774	111,906
Capitalization of AFAC					2,695
Dividends and Interest on Equity			(13,515)	(2,107)
Equity profit (loss)			10,672	7,562
Divestiture					7,173
Balance at the end of the period			124,386	127,229	121,774
Brasnorte Transmissora de Energia S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period			127,338	120,873	115,568
Dividends and Interest on Equity			(7,805)	(4,225)	(4,067)
Equity profit (loss)			3,994	10,690
Divestiture					9,372
Balance at the end of the period			123,527	127,338	120,873
Chapada Piaui I Holding S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period			104,060	109,497
Capitalization of AFAC			34,534	14,040
Equity profit (loss)			(12,209)	(19,477)
Balance at the end of the period			126,385	104,060	109,497
Paranaiba
CHANGES IN INVESTMENTS
Balance at the beginning of the period			147,656	100,726
Capital contribution/Disposal				24,441
Capitalization of AFAC				12,250
Equity profit (loss)				10,239
Balance at the end of the period			160,191	147,656	100,726
Paranaiba Transmissora de Energia S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period			147,656	100,726	67,383
Capital contribution/Disposal					29,400
Dividends and Interest on Equity			(7,093)
Equity profit (loss)			19,628
Divestiture					3,943
Balance at the end of the period			160,191	147,656	100,726
Vale do Sao Bartolomeu
CHANGES IN INVESTMENTS
Balance at the beginning of the period			72,755
Capital contribution/Disposal			38,999
Equity profit (loss)			11,377
Balance at the end of the period			123,131	72,755
Transmissora Matogrossense de Energia S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period			106,480	97,154	85,368
Capital contribution/Disposal			5,880
Dividends and Interest on Equity			(1,961)		(1,531)
Equity profit (loss)			12,783	9,326
Divestiture					13,317
Balance at the end of the period			123,182	106,480	97,154
Triangulo Mineiro Transmissora
CHANGES IN INVESTMENTS
Balance at the beginning of the period			128,765	82,555
Capital contribution/Disposal			10,689	29,253
Equity profit (loss)			24,183	16,957
Balance at the end of the period			163,637	128,765	82,555
TSLE - Transmissora Sul Litoranea de Energia S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period			140,280	134,739	139,719
Capitalization of AFAC			50,929
Dividends and Interest on Equity			(1,385)
Equity profit (loss)			8,350	5,541
Divestiture					(4,980)
Balance at the end of the period			198,174	140,280	134,739
Serra do Facao Energia S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period			23,670
Equity profit (loss)			2,542
Balance at the end of the period			26,212	23,670
Transenergia Sao Paulo S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period			92,138	91,141	83,116
Capitalization of AFAC					1,960
Dividends and Interest on Equity			(5)
Equity profit (loss)			1,300
Divestiture					6,065
Balance at the end of the period			93,433	92,138	91,141
Vamcruz I Participacoes S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period			92,452	73,368
Capital contribution/Disposal					392
Other Comprehensive Income					72,995
Capitalization of AFAC			33,299
Dividends and Interest on Equity			(2,130)		(523)
Equity profit (loss)			8,014
Divestiture					504
Balance at the end of the period			131,635	92,452	73,368
Eolica Serra das Vacas Holding S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period			94,614	97,374
Capitalization of AFAC			6,581	4,551
Equity profit (loss)			(5,023)	(7,311)
Balance at the end of the period			96,172	94,614	97,374
Other
CHANGES IN INVESTMENTS
Balance at the beginning of the period			1,287,595	1,280,582
Capital contribution/Disposal			(1,078,841)	20,689
Other Comprehensive Income			(172,645)	19,903
Capitalization of AFAC			708,665	24,386
Gain/Losses of Capital			380,322	(55,474)
Dividends and Interest on Equity			(138,058)	(49,731)
Equity profit (loss)			377,170	47,240
Balance at the end of the period			R$ 2,154,399	1,287,595	1,280,582
Outros
CHANGES IN INVESTMENTS
Balance at the beginning of the period				1,445,077	1,275,443
Capital contribution/Disposal					257,946
Other Comprehensive Income					62,431
Capitalization of AFAC					60,391
Gain/Losses of Capital					106,470
Dividends and Interest on Equity					(40,229)
Equity profit (loss)					(151,824)
Divestiture					(125,551)
Balance at the end of the period					1,445,077
EOLICA MANGUE SECO
CHANGES IN INVESTMENTS
Balance at the beginning of the period				16,889	16,726
Divestiture					163
Balance at the end of the period					16,889
REDE LAJEADO
CHANGES IN INVESTMENTS
Balance at the beginning of the period				219,173	206,282
Other Comprehensive Income					39
Dividends and Interest on Equity					(24,162)
Divestiture					37,014
Balance at the end of the period					219,173
CEEE-D
CHANGES IN INVESTMENTS
Balance at the beginning of the period					7,476
Other Comprehensive Income					2,956
Divestiture					(10,432)
SANTA VITORIA
CHANGES IN INVESTMENTS
Balance at the beginning of the period				50,223	157,627
Dividends and Interest on Equity					1,163
Divestiture					(108,567)
Balance at the end of the period					50,223
Baguari
CHANGES IN INVESTMENTS
Balance at the beginning of the period				82,721	85,815
Dividends and Interest on Equity					(9,320)
Divestiture					6,226
Balance at the end of the period					82,721
Centrales Hidreletricas de Centroamerica ("CHE")
CHANGES IN INVESTMENTS
Portion of interest sold in subsidiary (in percent)	50.00%
Integracao Transmissora de Energia
CHANGES IN INVESTMENTS
Balance at the beginning of the period				R$ 175,572	169,450
Dividends and Interest on Equity					(19,575)
Divestiture					25,697
Balance at the end of the period					R$ 175,572